FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 types_of_risk instrument	Dec. 31, 2013 instrument	Dec. 31, 2012 instrument
Fair Value Disclosures [Abstract]
Number of risks related to subsidiaries' reporting in foreign currency	2
Number of forward freight contracts entered into and outstanding for speculative purposes	0	0	24
Mark to market of derivatives	$ 0	$ 585	$ 1,725